Significant Accounting Policies: (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of VIE’s Assets and Liabilities

Amount
Total current assets	$770
Total fixed assets, net	28,094
Total other non-current assets	800
Total assets:	$29,664

Total current liabilities	$1,867
Total non-current liabilities	16,999
Total stockholders’ equity	10,798
Total liabilities and stockholders’ equity:	$29,664

Schedule of Revenue Disaggregated by Revenue Source

The following table presents the Company’s revenue disaggregated by revenue source, net of commissions, for the years ended December 31, 2021, 2022 and 2023:

	Year ended December 31,
	2021	2022	2023
Revenues derived from spot charters, net	$13,711	$39,099	$12,665
Revenues derived from time charters, net	11,630	19,245	32,803
Revenues, net	$25,341	$58,344	$45,468

Summary of Revenue from Significant Charterers for 10% or More of Revenue

Revenues for the years ended December 31, 2021, 2022 and 2023, deriving from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues), were as follows:

Charterer	Year ended December 31,
	2021	2022	2023
A	27%	—	43%
B	—	41%	24%
C	17%	27%	18%
D	12%	—	—
Total	56%	68%	85%

Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the accompanying Consolidated Balance Sheets are presented in the accompanying consolidated statement of cash flows for the years ended December 31, 2021, 2022 and 2023.

	December 31,
	2021	2022	2023
Cash and cash equivalents	$6,180	$7,563	$34,539
Restricted cash, current portion	944	376	—
Restricted cash, net of current portion	2,750	2,250	1,800
Total cash and cash equivalents and restricted cash	$9,874	$10,189	$36,339